CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Previously Reported	Revision of Prior Period, Adjustment	Registration Rights Agreement	Equity Distribution Agreement	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock Registration Rights Agreement	Common Stock Equity Distribution Agreement	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital Registration Rights Agreement	Additional Paid-in Capital Equity Distribution Agreement	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported
Balance at beginning of period (in shares) at Dec. 31, 2019			82,297,742	(82,297,742)
Balance at beginning of period at Dec. 31, 2019			$ 383,987	$ (383,987)
Balance at end of period (in shares) at Dec. 31, 2020		0
Balance at end of period at Dec. 31, 2020		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019								270,826,092	60,167,334	210,658,758
Balance at beginning of period at Dec. 31, 2019		195,508	$ (188,479)	$ 383,987			$ (828)	$ 27	$ 1	$ 26			$ 383,961	$ 0	$ 383,961			$ (188,480)	$ (188,480)	$ (828)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued (in shares)	[1]							6,581,340
Issuance of stock	[1]	56,250						$ 1					56,249
Issuance of stock for in-kind contribution (in shares)	[1]							9,443,353
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	91,999						$ 1					91,998
Business Combination and PIPE financing (in shares)								72,272,942
Business Combination and PIPE financing		$ 594,522						$ 7					594,515
Exercise of stock options (in shares)		8,716,423						8,716,423
Exercise of stock options		$ 9,863											9,863
Issuance of shares for RSU awards (in shares)		194,306
Stock-based compensation		$ 137,991											137,991
Common stock issued for warrants exercised (in shares)								23,006,891
Common stock issued for warrants exercised		265,463						$ 3					265,460
Net loss		(370,866)																(370,866)
Other comprehensive income (loss)		239																			239
Balance at end of period (in shares) at Dec. 31, 2020								391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141						$ 39					1,540,037					(560,174)			239
Balance at beginning of period (in shares) at Jun. 02, 2020		151,831,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business Combination and PIPE financing (in shares)		72,272,942
Balance at end of period (in shares) at Jun. 03, 2020		360,904,478
Balance at end of period (in shares) at Dec. 31, 2021		0
Balance at end of period at Dec. 31, 2021		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2020								391,041,347
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued (in shares)								14,213,498
Issuance of stock		$ 163,788						$ 1					163,787
Exercise of stock options (in shares)		3,472,267						3,472,267
Exercise of stock options		$ 4,572						$ 1					4,571
Issuance of shares for RSU awards (in shares)								2,523,328
Common stock issued for commitment shares (in shares)								407,743
Common stock issued for commitment shares		5,564											5,564
Common stock issued for acquisition (in shares)								1,682,367
Common stock issued for acquisition		19,139											19,139
Reclassification from mezzanine equity to equity after elimination of put right		5,532											5,532
Stock-based compensation		205,711											205,711
Net loss		(690,438)																(690,438)
Other comprehensive income (loss)		$ (437)																			(437)
Balance at end of period (in shares) at Dec. 31, 2021		413,340,550						413,340,550
Balance at end of period at Dec. 31, 2021		$ 693,572						$ 41					1,944,341					(1,250,612)			(198)
Balance at end of period (in shares) at Dec. 31, 2022		0
Balance at end of period at Dec. 31, 2022		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued (in shares)											17,248,244	45,324,227
Issuance of stock					$ 123,672	$ 163,462					$ 2	$ 5				$ 123,670	$ 163,457
Exercise of stock options (in shares)		6,424,780						6,424,780
Exercise of stock options		$ 7,105						$ 1					7,104
Issuance of shares for RSU awards (in shares)								8,527,456
Common stock issued for acquisition (in shares)								22,070,228
Common stock issued for acquisition		67,535						$ 2					67,533
Fair value of vested portion of Romeo stock awards		1,345											1,345
Stock-based compensation		255,405											255,405
Net loss		(784,238)																(784,238)
Other comprehensive income (loss)		$ (1,379)																			(1,379)
Balance at end of period (in shares) at Dec. 31, 2022		512,935,485						512,935,485
Balance at end of period at Dec. 31, 2022		$ 526,479						$ 51					$ 2,562,855					$ (2,034,850)			$ (1,577)

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.